Document and Entity Information	Nov. 24, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Nov. 24, 2025
Entity Registrant Name	Republic Airways Holdings Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38626
Entity Tax Identification Number	85-0302351
Entity Address Address Line 1	2 Brickyard Lane
Entity Address City Or Town	Carmel
Entity Address State Or Province	IN
Entity Address Postal Zip Code	46032
City Area Code	317
Local Phone Number	484-6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	RJET
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	As previously reported, on November 25, 2025, Mesa Air Group, Inc. (“Mesa”) consummated the transactions contemplated by the Agreement, Plan of Conversion and Plan of Merger, dated April 4, 2025 (the “Merger Agreement”), with Republic Airways Holdings Inc. (“Legacy Republic”), as well as the transactions contemplated by the Three Party Agreement, dated as of April 4, 2025 (the “Three Party Agreement”), among Mesa, Legacy Republic, Mesa Airlines, Inc., United Airlines, Inc. and Mesa Representative (as such party is defined in the Three Party Agreement). Subject to the terms and conditions of the Merger Agreement, Legacy Republic merged with and into Mesa (the “Merger”), with the Mesa legal entity continuing as the surviving corporation following the Merger and renamed “Republic Airways Holdings Inc.” (the “Company”). Following the completion of the Merger, the business conducted by Legacy Republic became primarily the business conducted by the Company.The Company’s Current Report on Form 8-K filed with the Securities and Exchange Commission (the “SEC”) on December 1, 2025 (the “Original Report”), contains a description of the closing of the Merger and related matters, which description is incorporated herein by reference.This Amendment No. 1 to the Original Report is being filed with the SEC solely to amend and supplement Item 9.01 of the Original Report to include the following information: • Unaudited condensed consolidated financial statements of Republic Airways Holdings Inc. and subsidiaries, as of September 30, 2025 and December 31, 2024 and for the nine months ended September 30, 2025 and 2024, attached hereto as Exhibit 99.1; • Management’s Discussion and Analysis of Financial Condition and Results of Operations of Republic Airways Holdings Inc. and subsidiaries for the nine months ended September 30, 2025 and 2024, attached hereto as Exhibit 99.2; and • Unaudited pro forma condensed combined financial information and accompanying notes, as of and for the nine months ended September 30, 2025, and for the year ended December 31, 2024, attached hereto as Exhibit 99.3 Additionally, the Company is filing its certificate of incorporation as Exhibit 3.1, given inadvertent omission from Exhibit 3.4 in the Original Report.This Amendment No. 1 makes no other amendments to the Original Report and should be read in conjunction with the Original Report. This Amendment No. 1 does not purport to provide an update or a discussion of any developments at the Company or its subsidiaries subsequent to the filing of the Original Report.
Entity Central Index Key	0000810332